UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21147

Investment Company Act File Number

Eaton Vance California Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Bond Fund

December 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 174.8%

Security	Principal Amount (000’s omitted)	Value
Education — 18.7%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	$770	$771,932
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	645	706,288
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	1,100	1,197,009
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	1,755	1,794,189
California Educational Facilities Authority, (Loyola Marymount University), Green Bonds, 5.00%, 10/1/43	2,105	2,401,026
California Educational Facilities Authority, (Loyola Marymount University), Green Bonds, 5.00%, 10/1/48	3,000	3,408,480
California Educational Facilities Authority, (Pepperdine University), 5.00%, 10/1/46(1)	6,600	7,425,990
California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	375	419,513
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	1,790	1,944,083
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	1,385	1,491,520
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	945	1,014,543
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	2,270	2,466,627
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	2,820	3,061,110
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	2,970	3,220,609
California State University, 5.00%, 11/1/41(1)	9,550	10,777,557
University of California, 5.00%, 5/15/46(1)	12,050	13,530,222
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	165	167,269
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	550	557,562

		$56,355,529

Electric Utilities — 1.8%
Los Angeles Department of Water and Power System Revenue, 5.00%, 7/1/42(1)	$2,000	$2,286,700
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	1,890	1,969,078
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,130	1,149,413

		$5,405,191

Escrowed/Prerefunded — 11.4%
California Educational Facilities Authority, (California Institute of Technology), Prerefunded to 11/1/19, 5.00%, 11/1/39(1)	$10,000	$10,285,800
California Educational Facilities Authority, (Santa Clara University), Prerefunded to 2/1/20, 5.00%, 2/1/29	285	295,591
California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	390	436,854
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 8/15/19, 5.00%, 8/15/39	5,905	6,029,064
Foothill-De Anza Community College District, Prerefunded to 8/1/21, 5.00%, 8/1/36(1)	10,000	10,860,400
San Diego Community College District, (Election of 2002), Prerefunded to 8/1/21, 5.00%, 8/1/32	2,095	2,275,254
San Diego Community College District, (Election of 2006), Prerefunded to 8/1/21, 5.00%, 8/1/31	3,000	3,258,120

Security	Principal Amount (000’s omitted)	Value
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	$285	$288,919
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	520	530,613

		$34,260,615

General Obligations — 55.2%
Alameda City Unified School District, (Election of 2014), 5.00%, 8/1/42(1)	$1,675	$1,932,146
Berryessa Union School District, (Election of 2014), 5.00%, 8/1/40(1)	7,450	8,505,889
Burbank Unified School District, (Election of 2013), 4.00%, 8/1/31(1)	6,900	7,295,922
Cabrillo Unified School District, (Election of 2018), 5.00%, 8/1/48	5,000	5,622,700
California, 5.50%, 11/1/35	5,900	6,257,658
Campbell Union High School District, (Election of 2016), 5.00%, 8/1/36(1)	11,250	13,003,875
Contra Costa Community College District, (Election of 2006), 5.00%, 8/1/38(1)	9,750	10,869,495
Desert Community College District, 5.00%, 8/1/36(1)	7,500	8,656,650
El Camino Community College District, (Election of 2012), 5.00%, 8/1/48(1)	10,000	11,572,800
La Canada Unified School District, (Election of 2017), 5.00%, 8/1/47(1)	3,375	3,936,296
Long Beach Unified School District, (Election of 2008), 5.00%, 8/1/41(1)	1,500	1,709,595
Oxnard Union High School District, (Election of 2018), 5.00%, 8/1/42(1)	3,000	3,399,570
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	1,940,761
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	7,020	7,364,401
Palomar Community College District, 5.00%, 8/1/44(1)	10,000	11,396,900
Redding School District, (Election of 2018), 5.00%, 8/1/45	750	847,185
Redding School District, (Election of 2018), 5.00%, 8/1/48	2,645	2,972,530
San Bernardino Community College District, 4.00%, 8/1/27(1)	5,775	6,246,182
San Diego Unified School District, (Election of 2012), 5.00%, 7/1/47(1)	4,000	4,586,280
San Jose Unified School District, (Election of 2012), 4.00%, 8/1/42(1)	12,000	12,540,600
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/37(1)	4,975	5,448,073
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/44(1)	7,500	8,375,175
Santa Rosa High School District, (Election of 2014), 5.00%, 8/1/41	3,495	3,973,186
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	7,500	8,451,450
Ventura County Community College District, 5.00%, 8/1/30(1)	8,000	9,327,360

		$166,232,679

Hospital — 17.4%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$5,000	$5,049,450
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	1,750	1,868,895
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	550	587,609
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	2,130	2,334,927
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	3,040	3,321,899
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	5,080	5,634,990
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,380	2,622,950
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/36	1,250	1,423,488
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46(1)	3,000	3,317,850
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46	8,000	8,847,600
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31(1)	5,000	5,418,800
California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47(1)	1,250	1,416,538
California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47	8,445	9,570,128
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,058,020

		$52,473,144

Security	Principal Amount (000’s omitted)	Value
Housing — 1.8%
California Statewide Communities Development Authority, (University of California, Irvine East Campus Apartments, Phase IV-A-CHF-Irvine, LLC), 5.00%, 5/15/47	$5,000	$5,486,450

		$5,486,450

Insured – Electric Utilities — 3.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$4,875	$5,012,036
Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	4,539,720

		$9,551,756

Insured – Escrowed/Prerefunded — 3.0%
Clovis Unified School District, (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	$3,130	$3,044,175
Palm Springs Unified School District, (Election of 2008), (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/33	5,750	5,864,943

		$8,909,118

Insured – General Obligations — 17.2%
Burbank Unified School District, (Election of 1997), (NPFG), 0.00%, 8/1/21	$4,135	$3,925,231
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/44	3,500	3,890,985
Garvey School District, (Election of 2016), (AGM), 5.00%, 8/1/45	2,440	2,729,921
Garvey School District, (Election of 2016), (AGM), 5.00%, 8/1/48	2,610	2,908,975
Grass Valley School District, (Election of 2018), (BAM), 5.00%, 8/1/45	3,000	3,356,460
Mountain View School District, (Election of 2016), (BAM), 5.00%, 8/1/42	1,145	1,288,423
Mountain View School District, (Election of 2016), (BAM), 5.00%, 8/1/45	1,520	1,704,954
San Diego Unified School District, (NPFG), 0.00%, 7/1/22	2,300	2,139,552
San Diego Unified School District, (NPFG), 0.00%, 7/1/23	5,000	4,533,750
San Juan Unified School District, (AGM), 0.00%, 8/1/21	5,630	5,366,234
San Mateo County Community College District, (NPFG), 0.00%, 9/1/22	4,840	4,509,718
San Mateo County Community College District, (NPFG), 0.00%, 9/1/23	4,365	3,972,805
San Mateo County Community College District, (NPFG), 0.00%, 9/1/25	3,955	3,389,475
San Mateo Union High School District, (NPFG), 0.00%, 9/1/21	5,240	4,992,043
Union Elementary School District, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	2,968,672

		$51,677,198

Insured – Transportation — 0.9%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$2,672,138

		$2,672,138

Insured – Water and Sewer — 0.7%
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	$2,040	$2,056,687

		$2,056,687

Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$3,045	$3,354,098

		$3,354,098

Special Tax Revenue — 13.4%
Jurupa Public Financing Authority, 5.00%, 9/1/30	$625	$702,769
Jurupa Public Financing Authority, 5.00%, 9/1/32	625	698,931
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/42(1)	10,250	11,802,055
Riverside County Transportation Commission, Sales Tax Revenue, Prerefunded to 6/1/23, 5.25%, 6/1/39(1)	6,285	7,237,932
San Bernardino County Transportation Authority, 5.25%, 3/1/40(1)	10,375	11,796,582

Security	Principal Amount (000’s omitted)	Value
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, Prerefunded to 7/1/20, 5.00%, 7/1/28	$1,300	$1,365,013
San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, 5.00%, 7/1/36(1)	6,250	6,888,688

		$40,491,970

Transportation — 10.8%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29(1)	$6,500	$6,558,890
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	1,190	1,200,781
Long Beach, Harbor Revenue, 5.00%, 5/15/27	2,500	2,605,400
Long Beach, Harbor Revenue, 5.00%, 5/15/42(1)	7,500	8,483,850
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	8,560	8,907,878
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,825	2,933,537
San Jose, Airport Revenue, 5.00%, 3/1/31	1,750	1,852,813

		$32,543,149

Water and Sewer — 18.2%
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37(1)	$5,725	$6,262,749
Eastern Municipal Water District Financing Authority, 5.25%, 7/1/42(1)	9,000	10,679,130
Los Angeles Department of Water and Power, Water System Revenue, 5.00%, 7/1/39(1)	10,000	11,188,800
Los Angeles, Wastewater System Revenue, 5.00%, 6/1/43(1)	7,500	8,215,950
Orange County Sanitation District, Wastewater Revenue, 5.00%, 2/1/35(1)	10,000	11,332,800
Rancho California Water District Financing Authority, 5.00%, 8/1/46(1)	2,500	2,849,325
San Francisco City and County Public Utilities Commission, Water Revenue, Green Bonds, 5.00%, 11/1/45(1)	4,000	4,458,640

		$54,987,394

Total Tax-Exempt Investments — 174.8% (identified cost $506,672,524)		$526,457,116

Other Assets, Less Liabilities — (74.8)%		$(225,220,393)

Net Assets — 100.0%		$301,236,723

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2018, 14.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 7.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open derivative instruments at December 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$526,457,116	$—	$526,457,116
Total Investments	$—	$526,457,116	$—	$526,457,116

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Reorganization

As of the close of business on December 14, 2018, the Fund acquired the net assets of Eaton Vance California Municipal Bond Fund II (California Fund II), pursuant to a plan of reorganization approved by the shareholders of California Fund II. The investment portfolio of California Fund II, with a fair value of $79,072,648 and identified cost of $76,841,447 was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from California Fund II was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $251,386,702. The net assets of California Fund II at that date of $46,853,792 were combined with those of the Fund, resulting in combined net assets of $298,240,494.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 25, 2019